Affiliated Companies And Other Equity-Method Investees (Summary Of Balances And Transactions With Affiliated Companies And Other Equity-Method Investees) (Details) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Subsidiary Or Equity Method Investee [Line Items]
Advances to affiliated companies	¥ 10,649	¥ 12,766
Revenues	1,851,760	1,385,492	1,356,751
Non-interest expenses	1,450,902	1,037,443	1,045,575
Affiliated Companies And Other Equity-Method Investees [Member]
Subsidiary Or Equity Method Investee [Line Items]
Investments in affiliated companies	183,305	260,339
Advances to affiliated companies	10,649	12,766
Other receivables from affiliated companies	5,160	644
Other payables to affiliated companies	5,643	14,825
Revenues	5,635	3,056	362
Non-interest expenses	49,810	52,796	58,219
Purchase of software, securities and tangible assets	¥ 22,904	¥ 20,945	¥ 25,954